PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost (Details) - Other post-employment benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 366	Rp 419
Service costs	4	4
Interest income	19	29
Past service costs	58
Actuarial losses recognised in OCI	15	15
Benefits paid by employer	(95)	(101)
Pension benefit obligations at end of year	Rp 367	Rp 366